UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-21586
                                                     ---------
        FIRST TRUST ENHANCED EQUITY INCOME FUND (FORMERLY KNOWN AS FIRST
        ----------------------------------------------------------------
              TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND)
              ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                           First Trust Portfolios L.P.
                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (630) 241-4141
                                                          ----------------

                      Date of fiscal year end: DECEMBER 31
                                              ----------------

                  Date of reporting period: SEPTEMBER 30, 2007
                                            -------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


FIRST TRUST ENHANCED EQUITY INCOME FUND (FORMERLY KNOWN AS FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND)
PORTFOLIO OF INVESTMENTS (a)
SEPTEMBER 30, 2007 (UNAUDITED)

                                                                      MARKET
   SHARES                        DESCRIPTION                          VALUE
-----------   ------------------------------------------------   ---------------

COMMON STOCKS (b) - 102.3%

              AEROSPACE & DEFENSE - 5.9%
    145,200   Honeywell International Inc. ...................   $    8,635,044
     77,400   Rockwell Collins Inc. ..........................        5,653,296
    104,200   United Technologies Corp. ......................        8,386,016
                                                                 ---------------
                                                                     22,674,356
                                                                 ---------------
              AIR FREIGHT & LOGISTICS - 1.3%
     47,200   FedEx Corp. ....................................        4,944,200
                                                                 ---------------
              BEVERAGES - 3.0%
     94,000   Coca-Cola (The), Company .......................        5,402,180
     82,600   PepsiCo, Inc. ..................................        6,051,276
                                                                 ---------------
                                                                     11,453,456
                                                                 ---------------
              BIOTECHNOLOGY - 3.4%
     38,900   Amgen, Inc. (c) ................................        2,200,573
     58,300   Genentech, Inc. (c) ............................        4,548,566
    156,800   Gilead Sciences, Inc. (c) ......................        6,408,416
                                                                 ---------------
                                                                     13,157,555
                                                                 ---------------
              CAPITAL MARKETS - 8.4%
    120,000   AllianceBernstein Holding, LP ..................       10,568,400
     18,100   Goldman Sachs Group (The), Inc. ................        3,922,994
    156,700   Lehman Brothers Holdings, Inc. .................        9,673,091
    114,500   Merrill Lynch & Company, Inc. ..................        8,161,560
                                                                 ---------------
                                                                     32,326,045
                                                                 ---------------
              CHEMICALS - 2.4%
    107,100   Monsanto Company ...............................        9,182,754
                                                                 ---------------
              COMMERCIAL BANKS - 4.6%
    158,500   Huntington Bancshares, Inc. ....................        2,691,330
     80,000   U.S. Bancorp ...................................        2,602,400
     77,300   Wachovia Corp. .................................        3,876,595
    240,000   Wells Fargo & Company ..........................        8,548,800
                                                                 ---------------
                                                                     17,719,125
                                                                 ---------------
              COMMUNICATIONS EQUIPMENT - 4.0%
    295,200   Cisco Systems, Inc. (c) ........................        9,774,072
    136,500   QUALCOMM, Inc. .................................        5,768,490
                                                                 ---------------
                                                                     15,542,562
                                                                 ---------------
              COMPUTERS & PERIPHERALS - 3.8%
      7,500   Apple, Inc. (c) ................................        1,151,550
    389,500   EMC Corp. (c) ..................................        8,101,600
     47,900   International Business Machines Corp. ..........        5,642,620
                                                                 ---------------
                                                                     14,895,770
                                                                 ---------------

                See Notes to Quarterly Portfolio of Investments.          Page 1

FIRST TRUST ENHANCED EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)

                                                                      MARKET
   SHARES                        DESCRIPTION                          VALUE
-----------   ------------------------------------------------   ---------------

COMMON STOCKS (b) - (CONTINUED)

              DIVERSIFIED FINANCIAL SERVICES - 5.8%
    157,100   Bank of America Corp. ..........................   $    7,897,417
    135,700   Citigroup, Inc. ................................        6,333,119
    175,100   JPMorgan Chase & Company .......................        8,023,082
                                                                 ---------------
                                                                     22,253,618
                                                                 ---------------
              DIVERSIFIED TELECOMMUNICATION SERVICES - 4.1%
    200,000   Alaska Communications Systems Group, Inc. ......        2,890,000
    229,700   AT&T Inc. ......................................        9,718,607
     75,600   Verizon Communications, Inc. ...................        3,347,568
                                                                 ---------------
                                                                     15,956,175
                                                                 ---------------
              ELECTRICAL EQUIPMENT - 2.1%
    156,100   Emerson Electric Company .......................        8,307,642
                                                                 ---------------
              ENERGY EQUIPMENT AND SERVICES - 1.4%
     27,200   Oil Service Holders Trust ......................        5,215,600
                                                                 ---------------
              FOOD & STAPLES RETAILING - 2.7%
    133,600   CVS Caremark Corp.. ............................        5,294,568
    108,800   Walgreen Company ...............................        5,139,712
                                                                 ---------------
                                                                     10,434,280
                                                                 ---------------
              HEALTH CARE PROVIDERS & SERVICES - 3.0%
     68,900   Cardinal Health, Inc. ..........................        4,308,317
     50,050   Coventry Health Care, Inc. (c). ................        3,113,611
     83,500   UnitedHealth Group, Inc. .......................        4,043,905
                                                                 ---------------
                                                                     11,465,833
                                                                 ---------------
              HOTELS, RESTAURANTS & LEISURE - 3.8%
    126,200   McDonald's Corp. ...............................        6,874,114
     36,200   MGM MIRAGE (c) .................................        3,237,728
    177,600   Starbucks Corp. (c) ............................        4,653,120
                                                                 ---------------
                                                                     14,764,962
                                                                 ---------------
              HOUSEHOLD DURABLES - 1.6%
     90,900   Procter & Gamble (The) Company .................        6,393,906
                                                                 ---------------
              INDUSTRIAL CONGLOMERATES - 0.7%
     64,800   General Electric Company .......................        2,682,720
                                                                 ---------------
              INSURANCE - 2.3%
    132,800   American International Group, Inc. .............        8,983,920
                                                                 ---------------
              INTERNET SOFTWARE & SERVICES - 1.5%
    145,700   eBay, Inc. (c) .................................        5,685,214
                                                                 ---------------
              MACHINERY - 3.0%
     67,600   Caterpillar, Inc. ..............................        5,301,868
     14,600   Deere & Company ................................        2,166,932
     81,800   Joy Global Inc. ................................        4,160,348
                                                                 ---------------
                                                                     11,629,148
                                                                 ---------------

Page 2          See Notes to Quarterly Portfolio of Investments.

FIRST TRUST ENHANCED EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)

                                                                      MARKET
   SHARES                        DESCRIPTION                          VALUE
-----------   ------------------------------------------------   ---------------

COMMON STOCKS (b) - (CONTINUED)

              MEDIA - 3.0%
    277,100   Comcast Corp., Class A (c) .....................   $    6,700,278
    147,400   Walt Disney (The) Company ......................        5,069,086
                                                                 ---------------
                                                                     11,769,364
                                                                 ---------------
              MULTILINE RETAIL - 3.4%
    173,400   Nordstrom, Inc. ................................        8,130,726
     79,500   Target Corp. ...................................        5,053,815
                                                                 ---------------
                                                                     13,184,541
                                                                 ---------------
              OIL, GAS & CONSUMABLE FUELS - 7.4%
     97,800   Chevron Corp. ..................................        9,152,124
    307,900   El Paso Corp. ..................................        5,225,063
     76,100   Plains All American Pipeline, LP ...............        4,146,689
     54,800   Valero Energy Corp. ............................        3,681,464
    189,400   Williams Companies (The), Inc. .................        6,450,964
                                                                 ---------------
                                                                     28,656,304
                                                                 ---------------
              PHARMACEUTICALS - 3.4%
    223,100   Pfizer, Inc. ...................................        5,450,333
     94,800   Pharmaceutical Holders Trust ...................        7,594,428
                                                                 ---------------
                                                                     13,044,761
                                                                 ---------------
              REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.4%
    130,000   CapitalSource, Inc. ............................        2,631,200
     80,000   iStar Financial, Inc. ..........................        2,719,200
                                                                 ---------------
                                                                      5,350,400
                                                                 ---------------
              ROAD & RAIL - 0.7%
     33,300   Burlington Northern Santa Fe Corp. .............        2,702,961
                                                                 ---------------
              SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.3%
    172,200   Broadcom Corp., Class A (c) ....................        6,274,968
    287,300   Intel Corp. ....................................        7,429,578
     84,400   Texas Instruments, Inc. ........................        3,088,196
                                                                 ---------------
                                                                     16,792,742
                                                                 ---------------
              SOFTWARE - 5.5%
    143,900   Adobe Systems, Inc. (c) ........................        6,282,674
    167,000   Amdocs Ltd. (c) ................................        6,210,730
    389,700   BEA Systems, Inc. (c) ..........................        5,405,139
    108,900   Microsoft Corp. ................................        3,208,194
                                                                 ---------------
                                                                     21,106,737
                                                                 ---------------
              SPECIALTY RETAIL - 1.3%
    107,000   Best Buy Company, Inc. .........................        4,924,140
                                                                 ---------------
              TEXTILES, APPAREL & LUXURY GOODS - 1.5%
     98,600   Nike Inc., Class B .............................        5,783,876
                                                                 ---------------
              TOBACCO - 1.6%
     87,300   Altria Group Inc. ..............................        6,069,969
                                                                 ---------------

                See Notes to Quarterly Portfolio of Investments.          Page 3

FIRST TRUST ENHANCED EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)

                                                                      MARKET
                                 DESCRIPTION                          VALUE
              ------------------------------------------------   ---------------

              TOTAL COMMON STOCKS ............................   $  395,054,636
              (Cost $390,925,453)                                ---------------

              TOTAL INVESTMENTS - 102.3% .....................      395,054,636
              (Cost $390,925,453) (d)

              CALL OPTIONS WRITTEN - (2.7%) ..................      (10,293,720)
              (Premiums received $8,573,832)

              NET OTHER ASSETS AND LIABILITIES - 0.4% ........        1,565,182
                                                                 ---------------
              NET ASSETS - 100.0% ............................   $  386,326,098
                                                                 ===============

--------------------------------------------------------------------------------

(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) Call options were written on either entire or partial Common Stock positions; all Common Stocks are pledged as collateral.

(c)   Non-income producing security.

(d)   Aggregate cost for federal income tax and financial reporting purposes.

 NUMBER OF                                                            MARKET
 CONTRACTS                       DESCRIPTION                          VALUE
-----------   ------------------------------------------------   ---------------

CALL OPTIONS WRITTEN - (2.7%)
              Adobe Systems Inc. Call
      1,439   @ 45 due Oct 07 ................................   $      (71,950)
                                                                 ---------------

              AllianceBernstein Holding, LP Call
        600   @ 85 due Oct 07 ................................         (228,000)
                                                                 ---------------

              Altria Group Inc. Call
        873   @ 70 due Oct 07 ................................          (78,570)
                                                                 ---------------

              Amdocs Ltd. Call
      1,042   @ 35 due Oct 07 ................................         (255,290)
                                                                 ---------------

              American International Group, Inc. Calls
        136   @ 70 due Oct 07 ................................           (3,808)
        854   @ 65 due Oct 07 ................................         (290,360)
                                                                 ---------------
                                                                       (294,168)
                                                                 ---------------
              Amgen, Inc. Call
        389   @ 57.5 due Oct 07 ..............................          (36,566)
                                                                 ---------------

              Apple Inc. Call
         75   @ 150 due Nov 07 ...............................          (87,375)
                                                                 ---------------

Page 4          See Notes to Quarterly Portfolio of Investments.

FIRST TRUST ENHANCED EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)

 NUMBER OF                                                            MARKET
 CONTRACTS                       DESCRIPTION                          VALUE
-----------   ------------------------------------------------   ---------------
CALL OPTIONS WRITTEN - (CONTINUED)
              AT&T Inc. Calls
      1,893   @ 42.5 due Oct 07 ..............................   $     (121,152)
        404   @ 42.5 due Nov 07 ..............................          (56,560)
                                                                 ---------------
                                                                       (177,712)
                                                                 ---------------
              Bank of America Corp. Call
      1,408   @ 52.5 due Oct 07 ..............................          (21,120)
                                                                 ---------------

              BEA Systems, Inc. Calls
      1,239   @ 15 due Oct 07 ................................          (24,780)
      2,658   @ 15 due Nov 07 ................................         (106,320)
                                                                 ---------------
                                                                       (131,100)
                                                                 ---------------
              Best Buy Company, Inc. Calls
        405   @ 47.5 due Oct 07 ..............................          (16,200)
        665   @ 45 due Oct 07 ................................         (106,400)
                                                                 ---------------
                                                                       (122,600)
                                                                 ---------------
              Broadcom Corp., Class A Call
      1,722   @ 37.5 due Oct 07 ..............................         (120,540)
                                                                 ---------------

              Burlington Northern Santa Fe Corp. Call
        333   @ 85 due Oct 07 ................................          (28,305)
                                                                 ---------------

              CapitalSource, Inc. Call
        800   @ 20 due Oct 07 ................................          (68,000)
                                                                 ---------------

              Cardinal Health, Inc. Call
        689   @ 65 due Oct 07 ................................          (17,225)
                                                                 ---------------

              Caterpillar, Inc. Call
        676   @ 80 due Oct 07 ................................         (101,400)
                                                                 ---------------

              Chevron Corp. Calls
        460   @ 95 due Nov 07 ................................         (128,800)
        461   @ 95 due Oct 07 ................................          (76,065)
                                                                 ---------------
                                                                       (204,865)
                                                                 ---------------
              Cisco Systems, Inc. Call
      2,952   @ 32.5 due Oct 07 ..............................         (333,576)
                                                                 ---------------

              Citigroup, Inc. Call
      1,357   @ 50 due Oct 07 ................................          (18,998)
                                                                 ---------------

              Coca-Cola (The), Company Calls
        135   @ 60 due Nov 07 ................................           (6,750)
        405   @ 55 due Nov 07 ................................         (141,750)
                                                                 ---------------
                                                                       (148,500)
                                                                 ---------------
              Comcast Corp., Class A Call
      2,771   @ 25 due Oct 07 ................................          (83,130)
                                                                 ---------------

                See Notes to Quarterly Portfolio of Investments.          Page 5

FIRST TRUST ENHANCED EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)

 NUMBER OF                                                            MARKET
 CONTRACTS                       DESCRIPTION                          VALUE
-----------   ------------------------------------------------   ---------------
CALL OPTIONS WRITTEN - (CONTINUED)
              Coventry Health Care, Inc. Call
        363   @ 60 due Oct 07 ................................   $     (112,530)
                                                                 ---------------

              CVS Caremark Corp. Call
        773   @ 37.5 due Oct 07 ..............................         (187,066)
                                                                 ---------------

              Deere & Company Calls
         65   @ 135 due Oct 07 ...............................          (98,800)
         81   @ 150 due Nov 07 ...............................          (54,270)
                                                                 ---------------
                                                                       (153,070)
                                                                 ---------------
              eBay Inc. Calls
      1,049   @37.5 due Oct 07 ...............................         (241,270)
        408   @ 40 due Nov 07 ................................          (67,320)
                                                                 ---------------
                                                                       (308,590)
                                                                 ---------------
              El Paso Corp. Call
      2,544   @ 17 due Oct 07 ................................         (114,480)
                                                                 ---------------

              EMC Corp. Calls
      2,921   @ 20 due Oct 07 ................................         (335,915)
        974   @ 20 due Nov 07 ................................         (155,840)
                                                                 ---------------
                                                                       (491,755)
                                                                 ---------------
              Emerson Electric Company Call
      1,561   @ 55 due Nov 07 ................................         (179,515)
                                                                 ---------------

              FedEx Corp. Calls
        378   @ 115 due Oct 07 ...............................           (5,670)
         94   @ 110 due Oct 07 ...............................           (5,640)
                                                                 ---------------
                                                                        (11,310)
                                                                 ---------------
              Genentech, Inc. Call
        583   @ 80 due Oct 07 ................................          (49,555)
                                                                 ---------------

              Gilead Sciences, Inc. Call
        784   @ 37.5 due Oct 07 ..............................         (274,400)
                                                                 ---------------

              Goldman Sachs Group (The) Inc. Calls
         96   @ 190 due Oct 07 ...............................         (264,000)
         85   @ 210 due Nov 07 ...............................         (114,750)
                                                                 ---------------
                                                                       (378,750)
                                                                 ---------------
              Honeywell International Inc. Calls
        873   @ 57.5 due Oct 07 ..............................         (241,821)
        579   @ 60 due Nov 07 ................................         (104,220)
                                                                 ---------------
                                                                       (346,041)
                                                                 ---------------
              Huntington Bancshares, Inc. Call
      1,390   @ 17.5 due Oct 07 ..............................          (48,650)
                                                                 ---------------

Page 6          See Notes to Quarterly Portfolio of Investments.

FIRST TRUST ENHANCED EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)

 NUMBER OF                                                            MARKET
 CONTRACTS                       DESCRIPTION                          VALUE
-----------   ------------------------------------------------   ---------------

CALL OPTIONS WRITTEN - (CONTINUED)
              Intel Corp. Calls
      2,145   @ 25 due Oct 07 ................................   $     (270,270)
        728   @ 27.5 due Nov 07 ..............................          (32,032)
                                                                 ---------------
                                                                       (302,302)
                                                                 ---------------
              International Business Machines Corp. Calls
        408   @ 120 due Oct 07 ...............................          (77,520)
         71   @ 120 due Nov 07 ...............................          (19,880)
                                                                 ---------------
                                                                        (97,400)
                                                                 ---------------
              iStar Financial, Inc. Call
        800   @ 35 due Oct 07 ................................          (40,000)
                                                                 ---------------

              Joy Global Inc. Calls
        650   @ 45 due Oct 07 ................................         (422,500)
        168   @ 50 due Oct 07 ................................          (38,976)
                                                                 ---------------
                                                                       (461,476)
                                                                 ---------------
              JPMorgan Chase & Company Call
      1,359   @ 47.5 due Oct 07 ..............................          (61,155)
                                                                 ---------------

              Lehman Brothers Holdings, Inc. Call
      1,097   @ 65 due Oct 07 ................................          (87,760)
                                                                 ---------------

              McDonald's Corp. Calls
      1,152   @ 55 due Nov 07 ................................         (169,344)
        110   @ 57.5 due Nov 07 ..............................           (6,600)
                                                                 ---------------
                                                                       (175,944)
                                                                 ---------------
              Merrill Lynch & Company, Inc. Calls
         80   @ 80 due Oct 07 ................................           (2,400)
        737   @ 75 due Oct 07 ................................          (88,440)
                                                                 ---------------
                                                                        (90,840)
                                                                 ---------------
              MGM MIRAGE Call
        260   @ 80 due Oct 07 ................................         (239,200)
                                                                 ---------------

              Microsoft Corp. Call
      1,089   @ 30 due Oct 07 ................................          (37,026)
                                                                 ---------------

              Monsanto Company Calls
        872   @ 75 due Oct 07 ................................         (961,816)
        199   @ 80 due Nov 07 ................................         (159,200)
                                                                 ---------------
                                                                     (1,121,016)
                                                                 ---------------
              Nike Inc., Class B Call
        739   @ 57.5 due Oct 07 ..............................         (147,800)
                                                                 ---------------

              Nordstorm Inc. Call
      1,581   @ 50 due Oct 07 ................................          (75,888)
                                                                 ---------------

                See Notes to Quarterly Portfolio of Investments.          Page 7

FIRST TRUST ENHANCED EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)

 NUMBER OF                                                            MARKET
 CONTRACTS                       DESCRIPTION                          VALUE
-----------   ------------------------------------------------   ---------------

CALL OPTIONS WRITTEN - (CONTINUED)
              Oil Service Holders Trust Calls
         68   @ 180 due Oct 07 ...............................   $      (92,820)
        204   @ 185 due Oct 07 ...............................         (204,000)
                                                                 ---------------
                                                                       (296,820)
                                                                 ---------------
              PepsiCo, Inc. Call
        731   @ 72.5 due Nov 07 ..............................         (175,440)
                                                                 ---------------

              Pharmaceutial Holders Trust Call
        948   @ 80 due Oct 07 ................................         (104,280)
                                                                 ---------------

              Proctor & Gamble (The) Company Calls
        592   @ 65 due Oct 07 ................................         (319,680)
        135   @ 70 due Oct 07 ................................          (17,550)
                                                                 ---------------
                                                                       (337,230)
                                                                 ---------------
              QUALCOMM, Inc. Call
      1,121   @ 40 due Oct 07 ................................         (294,823)
                                                                 ---------------

              Rockwell Collins Inc. Calls
        429   @ 75 due Oct 07 ................................          (27,885)
        345   @ 70 due Oct 07 ................................         (144,900)
                                                                 ---------------
                                                                       (172,785)
                                                                 ---------------
              Starbucks Corp. Call
      1,419   @ 27.5 due Oct 07 ..............................          (28,380)
                                                                 ---------------

              Target Corp. Calls
        498   @ 65 due Oct 07 ................................          (62,250)
        297   @ 67.5 due Oct 07 ..............................          (14,256)
                                                                 ---------------
                                                                        (76,506)
                                                                 ---------------
              Texas Instruments, Inc. Call
        844   @ 37.5 due Oct 07 ..............................          (38,824)
                                                                 ---------------

              United Technologies Corp. Calls
        260   @ 80 due Nov 07 ................................          (77,220)
        782   @ 85 due Nov 07 ................................          (62,560)
                                                                 ---------------
                                                                       (139,780)
                                                                 ---------------
              UnitedHealth Group, Inc. Call
        835   @ 50 due Oct 07 ................................          (33,400)
                                                                 ---------------

              Valero Energy Corp. Call
        411   @ 70 due Oct 07 ................................          (36,990)
                                                                 ---------------

              Verizon Communications, Inc. Call
        604   @ 45 due Oct 07 ................................          (24,160)
                                                                 ---------------

              Wachovia Corp. Call
        773   @ 52.5 due Oct 07 ..............................          (27,055)
                                                                 ---------------

Page 8          See Notes to Quarterly Portfolio of Investments.

FIRST TRUST ENHANCED EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)

 NUMBER OF                                                            MARKET
 CONTRACTS                       DESCRIPTION                          VALUE
-----------   ------------------------------------------------   ---------------

CALL OPTIONS WRITTEN - (CONTINUED)
              Walgreen Company Call
      1,088   @ 47.5 due Oct 07 ..............................   $      (93,568)
                                                                 ---------------

              Walt Disney (The) Company Call
      1,474   @ 35 due Oct 07 ................................          (51,590)
                                                                 ---------------

              Wells Fargo & Company Calls
      1,270   @ 37.5 due Oct 07 ..............................          (38,100)
      1,130   @ 40 due Oct 07 ................................           (6,780)
                                                                 ---------------
                                                                        (44,880)
                                                                 ---------------
              Williams Companies (The), Inc. Call
      1,894   @ 35 due Oct 07 ................................          (94,700)
                                                                 ---------------

           TOTAL CALL OPTIONS WRITTEN ........................   $  (10,293,720)
                                                                 ===============
              (Premiums Received $8,573,832)

                See Notes to Quarterly Portfolio of Investments.          Page 9

--------------------------------------------------------------------------------
  NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                     FIRST TRUST ENHANCED EQUITY INCOME FUND
                         SEPTEMBER 30, 2007 (UNAUDITED)

                      1. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of First Trust Enhanced Equity Income Fund (formerly known as First Trust/Fiduciary Asset Management Covered Call Fund) (the "Fund") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV per Common Share is calculated by substracting the Fund's liabilities (including accrued expenses, the value of call options written (sold) and dividends payable), from the Fund's total assets (the value of the securities and other investments the Fund holds plus cash or other assets, including accrued interest and dividends) and dividing the result by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Trustees. Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities trading on the NASDAQ, are valued at the closing bid prices. Fixed income securities with a remaining maturity of 60 days or more will be valued by the Fund using a pricing service. Short-term investments that mature in less than 60 days are valued at amortized cost.

The Fund values exchange-traded options and other derivative contracts at the closing price on the exchange on which they are principally traded, or if not traded, or no closing price is available, at the mean between the last bid and asked price.

B. OPTION CONTRACTS:

Covered Options. When the Fund purchases equity securities, it simultaneously writes (sells) covered call or put options ("options") on substantially all of such equity securities. The number of options the Fund can write (sell) is limited by the amount of equity securities the Fund holds in its portfolio. The Fund will not write (sell) "naked" or uncovered options. By writing (selling) options, the Fund seeks to generate additional income, in the form of premiums received for writing (selling) the options, and provide a partial hedge against a market decline in the underlying equity security. Options are marked-to-market daily and their value will be affected by changes in the value and dividend rates of the underlying equity securities, an increase in interest rates, changes in the actual or perceived volatility of the securities markets and the underlying equity securities and the remaining time to the options' expiration. The value of options may also be adversely affected if the market for the options becomes less liquid or smaller.

Options the Fund writes (sells) will either be exercised, expire or be cancelled pursuant to a closing transaction. If the price of the underlying equity security exceeds the option's exercise price, it is likely that the option holder will exercise the option. If an option written (sold) by the Fund is exercised, the Fund would be obligated to deliver the underlying equity security to the option holder upon payment of the exercise price. In this case, the option premium received by the Fund will be added to the amount realized on the sale of the underlying equity security for purposes of determining gain or loss. If the price of the underlying equity security is less than the option's exercise price, the option will likely expire without being exercised. The option premium received by the fund will, in this case, be treated as short-term capital gain on the expiration date of the option. The Fund may also elect to close out its position in an option prior to its expiration by purchasing an option of the same series as the option written (sold) by the Fund.

The Fund writes (sells) options on at least 80% of the Fund's Managed Assets. On September 14, 2007, the Fund's Board of Trustees approved investment strategy changes designed to provide the Fund with greater flexibility to pursue its investment objective. The Fund will continue to seek to achieve its investment objective by investing in a diversified portfolio of equity securities; however, effective on or about November 19, 2007, the Fund will no longer be required to write (or sell) call options on at least 80% of the Fund's Managed Assets. Chartwell Investment Partners, L.P. ("Chartwell"), the Fund's investment sub-advisor will thereafter write (sell) call options as determined to be appropriate, consistent with the Fund's investment objective. "Managed Assets" means the average daily gross assets of this Fund minus the sum of the Fund's accrued and unpaid dividends on any outstanding Common Shares and accrued liabilities, including the value of call options written. These options give the option holder the right, but not the obligation, to purchase a security

--------------------------------------------------------------------------------
  NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST ENHANCED EQUITY INCOME FUND
                         SEPTEMBER 30, 2007 (UNAUDITED)

from the Fund at the strike price on or prior to the option's expiration date. The ability to successfully implement the Fund's investment strategy depends on the ability of the Fund's sub-advisor, Chartwell, to predict pertinent market movements, which cannot be assured. Thus, the use of options may require the Fund to sell portfolio securities at inopportune times or for prices other than current market value, may limit the amount of appreciation the Fund can realize on an investment, or may cause the Fund to hold a security that it might otherwise sell. As the writer (seller) of a covered option, the Fund forgoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the option above the sum of the premium and the strike price of the option, but retains the risk of loss should the price of the underlying security decline. The writer (seller) of an option has no control over the time when it may be required to fulfill its obligation as a writer (seller) of the option. Once an option writer (seller) has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security to the option holder at the exercise price.

C. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

                    2. UNREALIZED APPRECIATION/(DEPRECIATION)

As of September 30, 2007, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $21,602,854 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $19,193,559.

                               3. OPTION ACTIVITY

Written option activity for the Fund was as follows:

                                                       NUMBER
                                                         OF
                                                     CONTRACTS       PREMIUMS
                                                    -----------   --------------
Options outstanding at December 31, 2006 ........        71,400   $   8,241,701
Options written .................................       543,969      61,036,524
Options expired .................................       (97,343)     (7,533,324)
Options exercised ...............................        (4,934)       (653,435)
Options closed ..................................      (439,037)    (52,517,634)
                                                    -----------   -------------
Options outstanding at September 30, 2007 .......        74,055   $   8,573,832
                                                    ===========   =============

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  FIRST TRUST ENHANCED  EQUITY INCOME FUND (FORMERLY  KNOWN AS FIRST
              ------------------------------------------------------------------
TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND)
---------------------------------------------------

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                         James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                         (principal executive officer)

Date NOVEMBER 5, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                         James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                         (principal executive officer)

Date NOVEMBER 5, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ MARK R. BRADLEY
                         -------------------------------------------------------
                         Mark R. Bradley, Treasurer, Controller, Chief Financial Officer and Chief Accounting Officer
                         (principal financial officer)

Date NOVEMBER 5, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.